Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of income tax computed at applicable Federal statutory income tax rates to total income taxes
Pretax income from continuing operations	$ 33,483	$ 11,956	$ 10,996
Income taxes computed at Federal statutory tax rate	11,719	4,185	3,849
Effect of:
State taxes, net of federal benefit	1,280	918	(423)
Transaction & legal costs	615	543	860
Tax-exempt interest income, net	(715)	(861)	(77)
Bargain purchase gain			(5,371)
Change in estimate of deductible loan losses	(33,975)
Other, net	(466)	(351)	121
Total income tax expense (benefit)	$ (21,542)	$ 4,434	$ (1,041)